Share Capital	9 Months Ended
Dec. 31, 2024
Disclosure Of Classes Of Share Capital Abstract
Share Capital [Text Block]

12. Share Capital

Authorized

Unlimited number of common shares without par value

Unlimited number of preferred shares without par value

Issued

During October 2024, the Company issued 3,000,000 common shares in an underwritten offering of common shares (the "Share Offering") for gross proceeds of $3,000,000. The Company also issued 150,000 warrants (the "Underwriter Warrants") to the underwriter of the Share Offering to purchase up to 150,000 common shares of the company. The Underwriter Warrants have an exercise price of $1.25 per share and expire three years from the date of issuance. The Company assessed and concluded that the warrants should be recorded as equity investments. The Company incurred $483,434 in professional fees and other direct expenses in connection with the offering, which were included in the share issuance costs for the three and nine months ended December 31, 2024. The Company determined that the fair value of the warrants issued was $79,955, and after allocating $12,884 in professional fees, the net amount was booked to reserves, with the remainder booked to share capital in the Company's financial position statement.

During May 2024, the Company issued a total of 1,500,000 common shares in an underwritten Unit offering (the "Unit Offering") comprised of 1,500,000 common shares and warrants to purchase 1,575,000 common shares for gross proceeds of $2,325,750 before deducting underwriting discounts and offering expenses. The warrants have an exercise price of $1.82 per share and expire three years from the date of issuance. None of the warrants have been cancelled, forfeited or exercised as of December 31, 2024. The Company incurred $400,774 in professional fees and other direct expenses in connection with the Unit Offering, which was included in share issuance costs for the three and nine months ended December 31, 2024. The Company determined that the fair value of warrants issued in the Unit Offering was $278,250, and this amount, net of allocated professional fees of $48,040 was booked to reserves, with the remainder booked to share capital in the Company's statement of financial position.

During the year ended March 31, 2024, the Company issued a total of 274,534 common shares, including 188,819 shares issued under the At the Market Offering (the "ATM"), and 85,715 shares from the exercise of options.

At the Market Offering

In September 2022, the Company filed a prospectus supplement to its short form base shelf prospectus, pursuant to which the Company may, at its discretion and from time to time, sell common shares of the Company for aggregate gross proceeds of up to US$20,000,000. The base shelf prospectus was filed in October 2021 and was effective for a period of 25 months until November 2023. The Company filed a new base shelf prospectus in January 2024.

The sale of common shares under the prospectus supplement was made through ATM distributions on the NASDAQ stock exchange. During the year ended March 31, 2024, the Company sold 188,819 common shares under the ATM program for gross proceeds of $520,892 before transaction fees. The ATM expired in November 2023 due to the expiry of the base shelf prospectus.

The Company incurred approximately $14,904 in professional fees and other direct expenses in connection with the ATM, which was included in share issuance costs for the year ended March 31, 2024.